Fees Summary	Dec. 16, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 7,582,197.00
Previously Paid Amount	0.00
Total Fee Amount	1,160.83
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,160.83
Narrative - Max Aggregate Offering Price	$ 7,582,197.00
Narrative - Max Aggregate Offering Amount | shares	5,700,900
Final Prospectus	true